                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                           811-21561

Exact name of registrant as specified in charter:             Oppenheimer Principal Protected Trust III

Address of principal executive offices:                       6803 South Tucson Way
                                                              Centennial, CO 80112

Name and address of agent for service:                        Two World Financial Center
                                                              225 Liberty Street
                                                              New York, NY 10281-1008

Registrant's telephone number, including area code:           303.768.3200

Date of fiscal year end:                                      8/31

Date of reporting period:                                     07/01/2006-06/30/2007

Item 1.           Proxy Voting Record - Oppenheimer Principal Protected Main Street Fund III, a
                  series of the registrant, held no voting securities during the period covered by this report.  No records are attached.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               Oppenheimer Principal Protected Trust III, on behalf of
                            Oppenheimer Principal Protected Main Street Fund III

By (Signature and Title)*:  /s/ John V. Murphy
                            ------------------
                            John V. Murphy, President

Date:  August 17, 2007

*By:   /s/ Randy Legg
       --------------
       Randy Legg, Attorney in Fact